EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2018
EARNINGS PER SHARE:
Schedule of Basic and Diluted Earnings Per Share

The following table sets forth the computation of the weighted-average common shares used to calculate basic and diluted earnings per share.

	2018	2017	2016
Weighted-average common shares issued	3,805,636	3,805,636	3,805,636
Average treasury stock shares	(1,798,021)	(1,795,615)	(1,766,468)
Average unallocated ESOP shares	(180,722)	(136,231)	(128,630)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,826,893	1,873,790	1,910,538
Additional common stock equivalents (stock options) used to calculate diluted earnings per share	367	—	—

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,827,260	1,873,790	1,910,538